Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events
13.	Subsequent Events

On August 1, 2025 (the “Distribution Date”), the Company contributed Roman Empire Inc. and Athenean Empire Inc. to Rubico Inc. (“Rubico”)  in connection with the spin-off in exchange for common shares in Rubico Inc., which the Company distributed to common stock holders of record as of June 16, 2025 on a pro rata basis and to holders of the Company’s outstanding common stock purchase warrants on an as-exercised basis (such transactions collectively, the “Spin-Off”). The Spin-Off distribution ratio was one Rubico common share for every two Company common shares.

A new series of preferred shares (the “Series D Preferred Shares”) distributed to the holder of the Series D perpetual preferred shares of the Company was created to mirror the rights of the Series D perpetual preferred shares of the Company. The holder of the Series D perpetual preferred shares of the Company is the Lax Trust, which is an irrevocable trust established for the benefit of certain family members of Mr. Evangelos J. Pistiolis. In connection with the Spin-Off, the Company distributed 100,000 Series D Preferred Shares. The Company did not distribute the Series D Preferred Shares to its common shareholders in connection with the Spin-Off.

Rubico shares commenced trading on August 4, 2025 on the Nasdaq Capital Market under the symbol “RUBI”. As part of the Spin-Off, Rubico entered into various agreements effecting the separation of Rubico’s business from the Company, including a Contribution and Spin-Off Distribution Agreement, pursuant to which, among other things, the Company agreed to indemnify Rubico and its vessel-owning subsidiaries for any and all obligations and other liabilities arising from or relating to the operation, management or employment of vessels or subsidiaries the Company retained after the Distribution Date and Rubico agreed to indemnify the Company for any and all obligations and other liabilities arising from or relating to the operation, management or employment of the vessels contributed to it or its vessel-owning subsidiaries. The Contribution and Spin-Off Distribution Agreement also provided for the settlement or extinguishment of certain liabilities and other obligations between the Company and Rubico.

On August 1, 2025, the Company entered into an SLB for its owned fleet (which comprised of four vessels as of that date, since two of its vessels have been distributed to Rubico) in the amount of $207,000, for the purpose of refinancing the CMBFL Facility and the 1st AVIC Facility (the “New Huarong SLBs”). Pursuant to the SLB terms, the Company will bareboat charter back the vessels for a period of ten years (except for M/T Marina Del Ray which is for seven years) at bareboat hire rates comprising of 120 consecutive monthly installments of $250 per VLCC vessel, $178.6 for M/T Marina Del Ray and $183.3 for M/T Eco Oceano along with a purchase obligation of $23,000 per VLCC vessel, $13,000 for M/T Marina Del Ray and $20,000 for M/T Eco Oceano at the expiry of their respective bareboat charters. The New Huarong SLBs bear an interest rate of 3-month term SOFR plus a margin of 1.95% per annum. Under the SLB terms, the Company will have the option to buy back the vessels following the end of the first year at purchase prices stipulated in the bareboat charter agreement depending on when the option is exercised.

Concurrently with entry into these SLBs, the Company provided a guarantee of the obligations of the vessel-owning subsidiaries under the respective SLBs, and also entered into a guarantee of the obligations of the vessel-owning subsidiaries of Rubico under similar SLBs entered into with the same major Chinese financier in an aggregate amount of $84,000, expected to close in November 2025. The VLCC / Suez Financing Agreements and MR Financing Agreement contain cross-default provisions which would be triggered by a default under these SLBs entered into by Rubico.

The New Huarong SLBs, and the relevant appurtenant guarantees, contain customary covenants and event of default clauses, including cross-default provisions and restrictive covenants and performance requirements including that we maintain a leverage ratio of no more than 85% and (ii) minimum liquid funds of $550 per VLCC vessel, $400 per Suezmax vessel and $350 per MR Product Tanker. The New Huarong SLBs are expected to close in October and November 2025.